Debt (Borrowing Capacity) (Details) - USD ($) $ in Millions	Mar. 31, 2021	Dec. 31, 2020
Debt Instrument
Remaining capacity	$ 4,798	$ 5,997
Availability under borrowing base limitation	943	1,415
Corporate Debt
Debt Instrument
Remaining capacity	900	1,400
Availability under borrowing base limitation	900	1,400
Senior RCF
Debt Instrument
Remaining capacity	0	0
Availability under borrowing base limitation	0	0
Senior Secured Superpriority Debtor-in-Possession Credit Agreement
Debt Instrument
Remaining capacity	900	1,400
Availability under borrowing base limitation	900	1,400
Letter of Credit Facility
Debt Instrument
Remaining capacity	0	0
Availability under borrowing base limitation	0	0
Alternative Letter of Credit Facility
Debt Instrument
Remaining capacity	0
Availability under borrowing base limitation	0
Fleet Debt
Debt Instrument
Remaining capacity	3,898	4,597
Availability under borrowing base limitation	43	15
HVF II U.S. ABS Program
Debt Instrument
Remaining capacity	0
Availability under borrowing base limitation	0
HVIF Series 2020-1
Debt Instrument
Remaining capacity	3,119	4,000
Availability under borrowing base limitation	35	10
European ABS
Debt Instrument
Remaining capacity	494	471
Availability under borrowing base limitation	4	0
Hertz Canadian Securitization
Debt Instrument
Remaining capacity	183	0
Availability under borrowing base limitation	0	0
Australian Securitization
Debt Instrument
Remaining capacity	62	63
Availability under borrowing base limitation	4	2
Us Fleet Financing Facility
Debt Instrument
Remaining capacity	19
Availability under borrowing base limitation	0
New Zealand RCF
Debt Instrument
Remaining capacity	21	19
Availability under borrowing base limitation	$ 0	$ 2